Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 467,400.00
Total Fee Amount	64.55
Total Offset Amount	0.00
Net Fee	$ 64.55
Offering Table N/A
Offset Table N/A	N/A